EQUITY (Narrative) (Details) $ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands							1 Months Ended							12 Months Ended
	Nov. 12, 2024 CAD ($) shares	Nov. 12, 2024 USD ($) $ / shares	May 08, 2023 CAD ($) shares	May 08, 2023 USD ($) $ / shares	Mar. 14, 2022 CAD ($) $ / shares shares	Mar. 14, 2022 ILS (₪)	Oct. 31, 2024 CAD ($) Shares $ / shares shares	Feb. 28, 2023 CAD ($) shares	Feb. 28, 2023 USD ($) $ / shares shares	Aug. 19, 2022 CAD ($) shares	Aug. 19, 2022 USD ($) shares	Mar. 28, 2022 CAD ($) $ / shares shares	Mar. 28, 2022 ILS (₪)	Dec. 31, 2024 CAD ($) Shares $ / shares shares	Dec. 31, 2023 CAD ($) Shares $ / shares shares	Dec. 31, 2023 USD ($) Shares shares	Dec. 31, 2022 CAD ($) Shares $ / shares shares	Nov. 12, 2024 $ / shares	Oct. 31, 2024 $ / shares	May 08, 2023 USD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Oct. 31, 2022 CAD ($)	Oct. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares														3,085,452	2,232,359
Proceeds from issuing shares														$ 944,000	$ 1,688,000		$ 3,756,000
Common shares issued as debts settlement with related parties | shares														0	82,082	82,082	0
Gross proceeds from warrants recorded as Share capital and premium														$ 1,154,000	$ 7,253,000
Number of warrants exercised | Shares															9,167,000	9,167,000	0
Weighted average value of each option grant | $ / shares														$ 3	$ 6.6		$ 65.1
Number of share options exercised | Shares																	3,784
Exercise price of compensation option | $ / shares																	$ 96
Number of share options granted | Shares														31,305	500	500	5,417
Share-based compensation														$ 369,000	$ 225,000		$ 2,637,000
Number of compensation warrants to acquired | shares														14
Repayments of borrowings, classified as financing activities														$ 3,834,000	4,827,000		$ 4,976,000
Borrowings														$ 15,611,000	$ 12,513,000
Common Shares issued as a result of options exercises | shares														0	0	0	3,622
Value of shares issued options exercises																	$ 333,000
Common shares issued upon RSUs vested | shares														0	9,167	9,167	0
L5 Capital [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares			82,082																	82,082
Par value per share | $ / shares																				$ 7
Exercise price of warrants issued per common share | $ / shares				$ 9
Term of warrants			36 months	36 months
Repayments of borrowings, classified as financing activities			$ 839,000	$ 616
Private Placements [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares										100,000	100,000
Proceeds from issuing shares															$ 3,756,000	$ 3,000
Transaction costs incurred for common share issuance										$ 178,000
Gross proceeds from issuance of units										$ 6,500,000	$ 5,000
Pharm Yarok [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares					8,728
Par value per share | $ / shares					$ 156.96
Proceeds from issuing shares					$ 1,370,000
Vironna pharmacy [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares					8,089
Par value per share | $ / shares					$ 134.88
Proceeds from issuing shares					$ 1,091,000	₪ 3,500
Oranim Pharm [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares												4,184
Par value per share | $ / shares												$ 150.6
Proceeds from issuing shares												$ 600,000	₪ 1,500
Life Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares								471,375													471,375
Par value per share | $ / shares																					$ 7.5
Proceeds from issuing shares								$ 4,705,000	$ 3,535
Exercise price of warrants issued per common share | $ / shares									$ 9
Term of warrants								36 months	36 months
Direct and incremental transaction costs								$ 334,000
Concurrent Offering [Member] | Non-brokered private placement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares								386,195													386,195
Par value per share | $ / shares																					$ 7.5
Proceeds from issuing shares								$ 3,854,000	$ 2,896
Exercise price of warrants issued per common share | $ / shares									$ 9
Term of warrants								36 months	36 months
Total concurrent offering units | shares								193,333	193,333
January February 2023 Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Derivative liability								$ 7,027,000													$ 5,277
Transaction costs incurred for common share issuance								268,000
January February 2023 Warrants [Member] | Share Capital [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gross proceeds from warrants recorded as Share capital and premium								1,754,000	$ 1,319
Transaction costs incurred for common share issuance								$ 66,000
May 2023 Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Derivative liability			226,000																	$ 166
May 2023 Warrants [Member] | Share Capital [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gross proceeds from warrants recorded as Share capital and premium			$ 613,000	$ 450
November 2024 Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs incurred for common share issuance	$ 1,154,000
Direct and incremental transaction costs	49,000
Recorded as deduction from share capital and premium	$ 40,000
November 2024 Warrants [Member] | Non-brokered private placement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares	742,517
Par value per share | $ / shares																		$ 2.88
Proceeds from issuing shares		$ 2,138
Exercise price of warrants issued per common share | $ / shares		$ 4.32
Direct and incremental transaction costs	$ 89,000
November 2024 Warrants [Member] | Share Capital [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs incurred for common share issuance	$ 984,000
Pre Funded Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of warrants														$ 496,000
(Gain) loss on revaluation														$ 56,000
Various Institutions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Borrowings																						$ 10,832,000	$ 8,000
Non-Independent Director [Member] | Life Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants issued per common share | $ / shares									$ 9
Term of warrants								36 months	36 months
Number Of Shared Subscribed | shares								21,950	21,950
Value Of Shared Subscribed								$ 222,000	$ 165
Guarantor (Chairman & CEO) [Member] | Pre Funded Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | $ / shares																			$ 2.88
Common shares issued as debts settlement with related parties | shares							110,576
Number of warrants issued for common shares | Shares							152,701,000
Exercise price of warrants issued per common share | $ / shares							$ 0.00001
Derivative liability							$ 440,000
Amount of common shares recognized as part of permanent equity							$ 318,000
Guarantor (Chairman & CEO) [Member] | Various Institutions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Personal Guarantee Value (Benefit)																						$ 758,000	$ 560
2018 Share Incentive Plan" (the "2018 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares available for future grants | shares														1,310,142
Weighted average fair value of each option grant														$ 1.24	$ 4.7		$ 5.32
Weighted average remaining contractual life for the share options outstanding														1 year 9 months 10 days	3 years 9 months 3 days	3 years 9 months 3 days
2018 Share Incentive Plan" (the "2018 Plan") [Member] | Vest on the first anniversary of the applicable vesting commencement date [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vest														33.30%
2018 Share Incentive Plan" (the "2018 Plan") [Member] | Vest in eight equal installments upon the lapse of each three-month period thereafter [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vest														66.70%